Cover	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34112
Entity Tax Identification Number	01-0616867
Entity Address, Address Line One	1717 Doolittle Drive
Entity Address, City or Town	San Leandro
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94577
City Area Code	510
Local Phone Number	483-7370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ERII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001421517
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ENERGY RECOVERY, INC.